Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Purchase obligations
	2016	2017	2018	2019	Total
Drilling units building contracts	$260,279	343,337	495,800	464,000	$1,563,416
Total obligations	$260,279	343,337	495,800	464,000	$1,563,416